Capital Stock (Details Narrative) - shares	9 Months Ended	12 Months Ended
	Aug. 31, 2020	Nov. 30, 2019
Common shares, authorized	Unlimited	Unlimited
Common shares, issued	23,678,105	22,085,856
Common shares, outstanding	23,678,105	22,085,856
Officers and Directors
Noncontrolling interest, ownership percentage by noncontrolling owners	2.40%	2.60%